Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Schedule of Maximum Exposure to Credit Risk for Financial Assets
The carrying amount of financial assets represents the maximum credit exposure. The maximum exposure to credit risk as at year end was:

	As at December 31,
	2019	2018
	$ Thousands
	Carrying amount
Cash and cash equivalents	147,153	131,123
Short-term and long-term deposits and restricted cash	110,904	98,578
Trade receivables and other assets	332,931	325,008
Short-term and long-term derivative instruments	2,293	726
	593,281	555,435

Schedule of Maximum Exposure to Credit Risk for Trade Receivables By Geographic Region
The maximum exposure to credit risk for trade receivables as at year end, by geographic region was as follows:

	As at December 31,
	2019	2018
	$ Thousands
Israel	39,271	35,291
Other regions	50	257
	39,321	35,548

Schedule of Aging of Trade Receivables
Set forth below is an aging of the trade receivables:

	As at December 31
	2019	2018
	$ Thousands	$ Thousands
Not past due	39,321	35,438
Past due up to 3 months	-	87
Past due more than one year	-	23
	39,321	35,548

Schedule of Anticipated Repayment Dates of the Financial Liabilities
Set forth below are the anticipated repayment dates of the financial liabilities, including an estimate of the interest payments. This disclosure does not include amounts regarding which there are offset agreements:

	As at December 31, 2019
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	36,007	36,007	36,007	-	-	-
Other current liabilities	9,099	9,099	9,099	-	-	-
Lease liabilities including interest *	6,070	9,547	1,147	1,258	1,807	5,335
Debentures (including interest payable) *	81,847	105,203	12,576	13,246	26,680	52,701
Loans from banks and others including interest *	540,721	722,727	61,826	60,516	181,718	418,667
	673,744	882,583	120,655	75,020	210,205	476,703

*	Includes current portion of long-term liabilities.

	As at December 31, 2018
	Book value	Projected cash flows	Up to 1 year	1-2 years	2-5 years	More than 5 years
	$ Thousands
Non-derivative financial liabilities
Trade payables	47,672	47,672	47,672	-	-	-
Other current liabilities	5,885	5,885	5,885	-	-	-
Debentures (including interest payable) *	78,409	103,561	6,555	11,596	30,910	54,500
Loans from banks and others including interest *	538,209	699,563	41,646	56,446	165,829	435,642
	670,175	856,681	101,758	68,042	196,739	490,142

*	Includes current portion of long-term liabilities.

Schedule of Exposure to Index Risk with Respect to Derivative Instruments
The Group’s exposure to index risk with respect to derivative instruments used for hedging purposes is shown below:

	As at December 31, 2019
	Index receivable	Interest payable	Expiration date	Amount of linked principal	Fair value
				$ Thousands
CPI-linked derivative instruments
Interest exchange contract	CPI	1.70%	2031	242,666	(2,853)
Interest exchange contract	CPI	1.76%	2036	106,754	(1,372)

Schedule of Exposure to CPI and Foreign Currency Risks
The Group’s exposure to CPI and foreign currency risk, based on nominal amounts, is as follows:

	As at December 31, 2019
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	100,529	-	1,633
Short-term deposits and restricted cash	33,497	-	55
Trade receivables	39,003	-	50
Other current assets	965	-	15,992
Long-term deposits and restricted cash	73,192	-	-
Other non-current assets	-	-	55,575
Total financial assets	247,186	-	73,305

Trade payables	8,888	-	10,237
Other current liabilities	2,989	6,229	395
Loans from banks and others and debentures	147,792	474,775	518
Total financial liabilities	159,669	481,004	11,150

Total non-derivative financial instruments, net	87,517	(481,004)	62,155
Derivative instruments	-	(4,225)	-
Net exposure	87,517	(485,229)	62,155

	As at December 31, 2018
	Foreign currency
	Shekel
	Unlinked	CPI linked	Other

Non-derivative instruments
Cash and cash equivalents	86,896	-	2,778
Short-term investments, deposits and loans	27,638	-	55
Trade receivables	35,291	-	44
Other receivables	286	-	26
Long-term deposits and loans	48,490	-	-
Other non-current assets	-	-	65,668
Total financial assets	198,601	-	68,571

Trade payables	23,774	-	9,968
Other payables	2,215	-	811
Loans from banks and others and debentures	163,162	450,571	-
Total financial liabilities	189,151	450,571	10,779

Total non-derivative financial instruments, net	9,450	(450,571)	57,792
Derivative instruments	-	-	90,184
Net exposure	9,450	(450,571)	147,976

Schedule of Sensitivity Analysis
A strengthening of the dollar exchange rate by 5%–10% against the following currencies and change of the CPI in rate of 5%–10% would have increased (decreased) the net income or net loss and the equity by the amounts shown below. This analysis assumes that all other variables, in particular interest rates, remain constant.

	As at December 31, 2019
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(1,601)	(863)	863	1,601
CPI	(26,640)	(13,320)	10,524	10,914

	As at December 31, 2018
	10% increase	5% increase	5% decrease	10% decrease
	$ Thousands
Non-derivative instruments
Shekel/dollar	(35,582)	(18,658)	18,658	35,582
CPI	(25,875)	(12,937)	10,222	10,600

Schedule of Type of Interest Borne by Financial Instruments
Set forth below is detail of the type of interest borne by the Group’s interest-bearing financial instruments:

	As at December 31,
	2019	2018
	Carrying amount
	$ Thousands
Fixed rate instruments
Financial assets	72,958	55,027
Financial liabilities	(621,754)	(586,334)
	(548,796)	(531,307)

Variable rate instruments
Financial assets	131,073	102,392

Schedule of Effect of 100 Basis Point Change on Profit and Loss
A change of 100 basis points in interest rate at reporting date would have increased/(decreased) profit and loss before tax by the amounts below. This analysis assumes that all variables, in particular foreign currency rates, remain constant.

	As at December 31, 2019
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	1,311	(1,311)

	As at December 31, 2018
	100bp increase	100 bp decrease
	$ Thousands
Variable rate instruments	1,024	(1,024)

Schedule of Carrying Amount and Fair Value of Financial Instrument Groups
The following table shows in detail the carrying amount and the fair value of financial instrument groups presented in the financial statements not in accordance with their fair value.

	As at December 31, 2019
	Carrying amount	Fair value
	$ Thousands
Liabilities
Non-convertible debentures	81,847	93,930
Long-term loans from banks and others (excluding interest)	540,350	649,100

	As at December 31, 2018
	Carrying amount	Fair value
	$ Thousands
Non-convertible debentures	78,409	80,998
Long-term loans from banks and others (excluding interest)	508,203	555,570

Schedule of Financial Instruments Measured at Fair Value	Level 3 financial instrument measured at fair value
	As at	As at
	December 31, 2019	December 31, 2018
	Level 3	Level 3
	$ Thousands	$ Thousands
Assets
Qoros put option	71,146	90,103

Schedule of Valuation Techniques Used in Measuring Level 2 Fair Values
The following table shows the valuation techniques used in measuring Level 2 and Level 3 fair values as at December 31, 2019 and 2018, as well as the significant unobservable inputs used.

Type	Valuation technique	Significant unobservable data	Inter-relationship between significant unobservable inputs and fair value measurement
Put Options	The Group applies standard valuation techniques such as: Binomial model using risk free rates from market information suppliers.	The group researched on data from comparable companies on inputs such as expected volatility and credit risk.	The estimated fair value would increase(decrease) if: - the volatility is higher (lower) - the credit risk is lower (higher)
Interest Exchange Contracts	The Group applies standard valuation techniques using discounted cash flows which incorporate the forward CPI curve, and market interest rates for the remaining term.	Not applicable	Not applicable
Foreign Exchange Forwards
The Group applies standard valuation techniques which include market observable parameters such as the implicit exchange rate calculated with forward points. These variables are obtained through market information suppliers.
		Not applicable	Not applicable
Credit from banks, others and debentures	Discounted cash flows with market interest rate	Not applicable	Not applicable
Marketable Securities held for trade	DLOM valuation method	Not applicable	Not applicable